Northern Lights Fund Trust III

Newfound Risk Managed Global Sectors Fund

Newfound Multi-Asset Income Fund

Newfound Risk Managed U.S. Sectors Fund

Incorporated herein by reference is the definitive version of the Prospectus for the Newfound Risk Managed Global Sectors Fund, Newfound Multi-Asset Income Fund and Newfound Risk Managed U.S. Sectors Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on August 26, 2019, (SEC Accession 0001580642-19-003868).